Derivative Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount	$ 195,458	$ 199,901
Fair value	(1,312)	6,639
Option Contracts To Hedge Payroll Expenses [Member]
Derivative [Line Items]
Notional amount	88,050	73,400
Fair value	2,795	(2,920)
Option Contracts To Hedge Leasehold Improvements [Member]
Derivative [Line Items]
Notional amount		3,000
Fair value		(28)
Forward Contracts To Hedge Israeli Treasury Bills [Member]
Derivative [Line Items]
Notional amount	107,408	123,501
Fair value	$ (4,107)	$ 9,587